                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        2/14/2000
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $147,763
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                      NAME OF REPORTING MANAGER    PROSPECTOR PARTNERS, LLC


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACE LTD COM        OPTIONS - CALLS   G0070K0EC       166      10000    SH     CALL       SOLE               10000     0     0
ALLMERICA
  FINL CORP COM    COMMON STOCK      019754100      3624      65150    SH                SOLE               56900     0     0
ALLMERICA FINL
  CORP COM         OPTIONS - CALLS   0197540EK      1112      20000    SH     CALL       SOLE               20000     0     0
AMBAC FINANCIAL
  GROUP INC        COMMON STOCK      023139108      1834      35150    SH                SOLE               35150     0     0
AMERICAN FINICAL
  HOLDINGS         COMMON STOCK      026075101       139      11093    SH                SOLE               11093     0     0
AON CORP           COMMON STOCK      037389103      7568     189200    SH                SOLE              173000     0     0
BANK NEW YORK
  INC COM          COMMON STOCK      064057102      2000      50000    SH                SOLE               50000     0     0
BANK ONE CORP COM  OPTIONS - CALLS   06423A2AF       960      30000    SH     CALL       SOLE               30000     0     0
BEAR STEARNS COS
  INC USD1 COM     COMMON STOCK      073902108      3142      73500    SH                SOLE               73500     0     0
BERKSHIRE
  HATHAWAY CL A
  INC DE           COMMON STOCK      084670108      1570         28    SH                SOLE                  27     0     0
BERKSHIRE
  HATHAWAY INC
  CLASS B          COMMON STOCK      084670207      5484       2997    SH                SOLE                2652     0     0
BISYS GROUP
  INC COM          COMMON STOCK      055472104      1298      19900    SH                SOLE               19900     0     0
BLANCH E W
  HLDGS INC COM    COMMON STOCK      093210102      5145      84000    SH                SOLE               77000     0     0
BOSTON PROPERTIES
  INC              COMMON STOCK      101121101       498      16000    SH                SOLE               16000     0     0
BROWN & BROWN
  INC COM STK      COMMON STOCK      115236101      2934      76600    SH                SOLE               76600     0     0
CAPITAL ONE
  FINL CORP COM    COMMON STOCK      14040H105      1204      25000    SH                SOLE               25000     0     0
CHASE MANHATTAN
  CORP COM NEW     COMMON STOCK      16161A108      3107      40000    SH                SOLE               40000     0     0
CLARK/BARDES
  HOLDING INC COM  COMMON STOCK      180668105      4308     299700    SH                SOLE              272800     0     0




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

DATA BROADCASTING
  CORP             COMMON STOCK      237596101       123      15000    SH                SOLE               15000     0     0
DUKE RLTY INVTS
  INC COM NEW      COMMON STOCK      264411505       440      22600    SH                SOLE               22600     0     0
EQUIFAX INC COM    COMMON STOCK      294429105      1974      83800    SH                SOLE               77300     0     0
EQUITY OFFICE
  PROPERTIES
  TRUST            REITS/RICS        294741103       492      20000    SH                SOLE               20000     0     0
EQUITY RESIDENTIAL
  PPTYS TR         REITS/RICS        29476L107       512      12000    SH                SOLE               12000     0     0
EVEREST REINS
  HLDGS INC        COMMON STOCK      299808105      2203      98750    SH                SOLE               98750     0     0
FANNIE MAE
  COM STK          COMMON STOCK      313586109      1011      16200    SH                SOLE               16200     0     0
FIRST DATA
  CORP COM         COMMON STOCK      319963104      6797     137850    SH                SOLE              126850     0     0
FIRST HEALTH
  GROUP CORP COM   COMMON STOCK      320960107       403      15000    SH                SOLE               15000     0     0
FIRST INVS FINL
  SVCS GROUP IN    COMMON STOCK      32058A101      1050     200000    SH                SOLE              200000     0     0
FIRST UNION
  CORP COM         COMMON STOCK      337358105      2842      86300    SH                SOLE               86300     0     0
FREDDIE MAC
  USD0.21 COM      COMMON STOCK      313400301       715      15200    SH                SOLE               15200     0     0
FRIEDMAN BILLINGS
  RAMSEY-A         COMMON STOCK      358433100       157      20000    SH                SOLE               20000     0     0
FRIEDMAN BILLINGS
  RAMSEY-A         OPTIONS - CALLS   3584338CU       630      80000    SH     CALL       SOLE               80000     0     0
FRIEDMAN BILLINGS
  RAMSEY-A         OPTIONS - CALLS   358433CFU       118      15000    SH     CALL       SOLE               15000     0     0
GALLAGHER ARTHUR
  J & CO COM       COMMON STOCK      363576109       550       8500    SH                SOLE                8500     0     0
HARTFORD
  FIANANCIAL
  SERVICES G       COMMON STOCK      416515104      1942      41000    SH                SOLE               31600     0     0
HCC INS HLDGS
  INC COM          COMMON STOCK      404132102      2028     153800    SH                SOLE              153800     0     0
HELLER FINANCIAL
  INC CL A         COMMON STOCK      423328103       502      25000
HILB, ROGAL &
  HAMILTON CO      COMMON STOCK      431294107       355      12600    SH                SOLE               12600     0     0
HOSPITALITY
  PPTYS TR
  COM SH B         COMMON STOCK      44106M102       514      27000    SH                SOLE               27000     0     0
INTUIT INC COM     COMMON STOCK      461202103      5958      99405    SH                SOLE               99405     0     0
INVESTMENT
  TECHNOLOGY
  GROUP            COMMON STOCK      46145F105       287      10000    SH                SOLE               10000     0     0





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

JEFFERSON PILOT
  CORP COM         COMMON STOCK      475070108      2832      41500    SH                SOLE               41500     0     0
JEFFERSON PILOT
  CORP COM         OPTIONS - CALLS   4750700DM       853      12500    SH     CALL       SOLE               12500     0     0
LASALLE RE
  HOLDINGS
  LTD COM          COMMON STOCK      G5383Q101      2434     147500    SH                SOLE              114500     0     0
LINCOLN NATL
  CORP IND COM     COMMON STOCK      534187109      1040      26000    SH                SOLE               26000     0     0
LINCOLN NATL
  CORP IND COM     OPTIONS - CALLS   5341870DH       800      20000    SH     CALL       SOLE               20000     0     0
LONDON PACIFIC
  GROUP LTD ADR    ADRS STOCKS       542073101      2236      62100    SH                SOLE               42500     0     0
MACK-CALI REALTY
  CORP REIT        REITS/RICS        554489104       521      20000    SH                SOLE               20000     0     0
MARSH & MCLENNAN
  COS INC COM      COMMON STOCK      571748102      7095      74150    SH                SOLE               74150     0     0
MBIA INC COM       COMMON STOCK      55262C100      2693      51000    SH                SOLE               42000     0     0
MMI CO INC COM     COMMON STOCK      553087107       116      13500    SH                SOLE               13500     0     0
MUTUAL RISK
  MANAGEMENT LTD   COMMON STOCK      628351108      4190     249265    SH                SOLE              215400     0     0
NORTH FORK
  BANCORPORATION   COMMON STOCK      659424105      1737     100000    SH                SOLE              100000     0     0
PARTNERRE LIMITED
  BERMUDA          COMMON STOCK      G6852T105      3765     116100    SH                SOLE              116100     0     0
PROGRESSIVE
  CORP OHIO        COMMON STOCK      743315103       548       7500    SH                SOLE                7500     0     0
PROTECTIVE LIFE
  CORP COM         COMMON STOCK      743674103      2303      72400    SH                SOLE               59800     0     0
PROVIDENT
  FINANCIAL
  HLDGS INC        COMMON STOCK      743868101       514      31200    SH                SOLE               31200     0     0
PXRE GROUP LTD
  COM STK          COMMON STOCK      G73018106      1219      93800    SH                SOLE               68800     0     0
REDWOOD EMPIRE
  BANCORP          COMMON STOCK      757897103       191      10000    SH                SOLE               10000     0     0
REINSURANCE
  GROUP AMER INC   COMMON STOCK      759351109      3323     119750    SH                SOLE              111400     0     0
RELIASTAR FINL
  CORP COM         COMMON STOCK      75952U103       979      25000    SH                SOLE               25000     0     0
RELIASTAR FINL
  CORP COM         OPTIONS - CALLS   75952U0DH       783      20000    SH     CALL       SOLE               20000     0     0
RENAISSANCE RE
  HLDGS LTD COM    COMMON STOCK      G7496G103      2043      50000    SH                SOLE               50000     0     0
TERRA NOVA
  (BERMUDA)
  HOLDS LTD        COMMON STOCK      G87615103      5225     174195    SH                SOLE              173795     O     0
TIMBERLAND
  BANCORP INC      COMMON STOCK      887098101       281      2500O    SH                SOLE               2500O     O     O




                                6




TOKIO MARINE &
  FIRE INS LTD AD  ADRS STOCKS       889090403       65O      1100O    SH                SOLE               1100O     O     O
TORCHMARK CORP
  COM              COMMON STOCK      891027104      179O      6160O    SH                SOLE               4825O     O     O
TRAVELERS PROP
  CASUALTY CL A C  COMMON STOCK      893939108      2096      6120O    SH                SOLE               5060O     O     O
U.S. BANCORP COM   OPTIONS - CALLS   902973EFE      2381     10000O    SH     CALL       SOLE              10000O     O     O
WADDELL & REED
FINANCIAL INC      COMMON STOCK      93005910O      690O     25440O    SH                SOLE              23820O     O     O
WIT CAPITAL
  GROUP INC        COMMON STOCK      97737K309       85O      5000O    SH                SOLE               5000O     O     O
XL CAPITAL LTD
  CL-A COM STK     COMMON STOCK      G98255105      7679     148036    SH                SOLE              138036     O     O

Records  72        Total Mkt Value                147763





































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